Unaudited Interim Condensed Consolidated Statements of Changes in Equity [Parenthetical] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Repurchased share	163,294	65,212
Stock-based compensation expense	$ 688,269	$ 963,478